Disclosures about fair value of financial instruments - Narrative (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term and long-term debt	$ 832,753
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term and long-term debt	$ 788,521